Vessel Revenue and Voyage Expenses, Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	$ 1,805	$ 0
Current portion of deferred revenue	4,067	7,735
Non-current of deferred revenue	45	538
Deferred revenue recognized	6,707
Spot Charter [Member]
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	0	0
Time Charter [Member]
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	$ 1,805	$ 0